Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000191481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000205625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000205625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000205625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000205625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205625 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205625 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205625 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205625 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000205625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000205625 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205625 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000191479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000191478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000191482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000191475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000191477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000191477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000191477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000191477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000191477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000191477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000205628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000205628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000205628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000205628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205628 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205628 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205628 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205628 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205628 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000205628 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000205628 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205628 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205628 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205628 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000205626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000205626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000205626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000205626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205626 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205626 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205626 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205626 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000205626 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000205626 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205626 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%